Income taxes - DTL (Detail 3.2) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Deferred Tax Liabilities [Line Items]
Goodwill and intangible assets	$ 29	$ 26
Cash flow hedges	156	0
Other	126	62
Total deferred tax liabilities	311	88
UBS AG
Disclosure Of Deferred Tax Liabilities [Line Items]
Goodwill and intangible assets	29	26
Cash flow hedges	156	0
Other	126	62
Total deferred tax liabilities	$ 311	$ 88